Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015
Current assets:
Cash and cash equivalents	$ 121,365	$ 148,979
Receivables, net-
Client accounts	602,363	717,337
Unbilled revenue	529,779	600,988
Other	11,469	17,209
Income tax receivable	18,375	19,800
Prepaid expenses and other current assets	92,097	91,585
Current assets of discontinued operations	14,449	75,293
Total current assets	1,389,897	1,671,191
Investments in unconsolidated affiliates	66,329	84,296
Property, plant and equipment, net	246,596	199,465
Goodwill	477,752	510,985
Intangible assets, net	38,024	59,011
Deferred income taxes	363,251	255,385
Employee benefit plan assets and other	86,777	76,765
Long-term assets of discontinued operations	1,836	4,201
Total assets	2,670,462	2,861,299
Current liabilities:
Current portion of long-term debt	2,242	2,069
Accounts payable and accrued subcontractor costs	394,934	453,797
Billings in excess of revenue	227,501	265,000
Accrued payroll and employee related liabilities	272,458	328,585
Other accrued liabilities	210,121	244,918
Current liabilities of discontinued operations	208,105	181,956
Total current liabilities	1,315,361	1,476,325
Long-term employee related liabilities	308,118	599,033
Long-term debt	495,632	299,593
Other long-term liabilities	105,813	109,017
Total liabilities	2,224,924	2,483,968
Commitments and contingencies (Note 19)
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized of which 10,000,000 are designated as Series A; 4,821,600 and 3,214,400 issued and outstanding at December 30, 2016 and as of December 25, 2015, respectively	48	32
Common stock, $0.01 par value, 100,000,000 shares authorized; 25,148,399 and 26,282,913 issued and outstanding at December 30, 2016 and December 25,2015, respectively	251	263
Additional paid-in capital	169,573	125,381
Retained earnings	586,252	561,213
Accumulated other comprehensive loss	(209,408)	(274,704)
Total CH2M common stockholders' equity	546,716	412,185
Noncontrolling interests - continuing operations	(8,643)	11,942
Noncontrolling interests - discontinued operations	(92,535)	(46,796)
Total stockholders' equity	445,538	377,331
Total liabilities and stockholders' equity	$ 2,670,462	$ 2,861,299